Segments Disclosures - Additional Information (Details) - segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of major customers [line items]
Number of segments		8
Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%